Balance Sheet	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 1,212,084
Prepaid expenses	125,948
Total current assets	1,338,032
Cash equivalents held in Trust Account	120,754,533
Total Assets	122,092,565
Current liabilities:
Accounts payable	4,653
Accrued expenses	492,588
Franchise tax payable	100,324
Total current liabilities	597,565
Deferred underwriting commissions	4,226,250
Total liabilities	4,823,815
Commitments and Contingencies
Class A common stock, $0.0001 par value; 11,226,874 shares subject to possible redemption at $10.00 per share	112,268,740
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	5,812,074
Accumulated deficit	(812,495)
Total stockholders’ equity	5,000,010
Total Liabilities and Stockholders’ Equity	122,092,565
Class A common stock
Stockholders’ Equity:
Common stock value	129
Total stockholders’ equity	129
Class B common stock
Stockholders’ Equity:
Common stock value	302
Total stockholders’ equity	$ 302